Financial instruments included in the statement of financial position and impact on income - Disclosure of Effect of Changes in Exchange Rates (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Change in net income due to a 10% increase in exchange rate	€ 45	€ 5
Change in net income due to a 10% decrease in exchange rate	(45)	(5)
Change in equity due to a 10% increase in exchange rate	87	124
Change in equity due to a 10% decrease in exchange rate	(87)	(124)
USD / Euro exchange rate
Disclosure of detailed information about financial instruments [line items]
Change in net income due to a 10% increase in exchange rate	45	5
Change in net income due to a 10% decrease in exchange rate	(45)	(5)
Change in equity due to a 10% increase in exchange rate	87	124
Change in equity due to a 10% decrease in exchange rate	€ (87)	€ (124)